CONSOLIDATED BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
CONSOLIDATED BUSINESS SEGMENT INFORMATION [Abstract]
CONSOLIDATED BUSINESS SEGMENT INFORMATION
7.	CONSOLIDATED BUSINESS SEGMENT INFORMATION

IFRS 8 “Operating Segments” requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Board of Directors.

The CODM evaluates the business based on the differences in the nature of the Company’s products and services. The business segment information is reported consistently with the information reviewed by the Board of Directors. The amount reported for each segment item is the measure reported to the CODM for these purposes. This measure is the operating profit / deficit.

Operating segments identified are disclosed as reportable segments if they meet any of the following quantitative thresholds:

Reported revenues of the operating segments are 10% or more of the combined revenue, internal and external, of all operating segments;

The absolute amount of reported profit or loss is 10% or more of the greater, in absolute amount, of (i) the combined reported profit of all operating segments that did not report a loss and (ii) the combined reported loss of all operating segments that reported a loss.

Assets are 10% or more of the combined assets of all operating segments

As well as this, the operating segments that do not meet any of the quantitative thresholds can be considered as reportable segments if the management estimates that this information could be useful for the users of the financial statements.

If, after determining reportable segments in accordance with the preceding quantitative thresholds, the total external revenue attributable to those segments amounts to less than 75% of the total Company’s consolidated external revenue, additional segments are identified as reportable segments, even if they do not meet the thresholds described above, until at least 75% of the Company’s consolidated external revenue is included in reportable segments.

Segment information has been prepared and classified according to different types of businesses in which the Company conducts its activities. The four reportable segments are as follows:

Natural Gas Transportation: Revenues of this business segment are derived mainly from firm contracts, under which pipeline capacity is reserved and paid for regardless of actual usage by the customer. The Company also provides interruptible natural gas transportation services and exchange and displacement services subject to available pipeline capacity. In addition, TGS renders operation and maintenance services of the Natural Gas Transportation facilities, which belong to certain gas trusts (fideicomisos de gas) created by the Argentine Government to expand the capacity of the Argentine natural gas transportation pipeline system (Note 17.c). This business segment is subject to ENARGAS regulation.

Production and Commercialization of Liquids: Liquids production and commercialization activities are conducted at Cerri Complex, which is located, near the city of Bahía Blanca in the Province of Buenos Aires. In the Cerri Complex, ethane, LPG and natural gasoline are extracted from the natural gas, which arrives through three main pipelines from the Neuquén and Austral natural gas basins. TGS sells its production of liquids in the domestic and the international markets. TGS sells part of its production of propane and butane to liquids marketers in the domestic market. The remainder of these products and all of its natural gasoline are exported at current international market prices. Ethane is entirely sold in the domestic market to PBB-Polisur S.A. at agreed prices.

Other services: Midstream services include natural gas treatment, separation, and removal of impurities from the natural gas stream, as well as natural gas compression, rendered at the wellhead typically for natural gas producers. In addition, TGS provides services related to pipeline and compression plant construction, operation and maintenance of pipelines and compressor plants services, as well as steam generation for electricity production.

Moreover, within this segment services provided by the UT were included. For further information, see Note 10.

Telecommunications: Telecommunication services are rendered through Telcosur, a company controlled by TGS. Telcosur provides services as an independent carrier of carriers to leading telecommunication operators and corporate customers located in its service area.

Detailed information on each business segment for the years ended December 31, 2017, 2016 and 2015 is disclosed below:

Year ended December 31, 2017
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenues from sales (1)	4,559,739	6,875,241	735,839	75,845	-	12,246,664
Intersegment revenues	150,388	-	-	-	(150,388)	-
Cost of sales	(1,845,551)	(4,428,764)	(353,676)	(45,714)	150,388	(6,523,317)
Administrative expenses	(316,627)	(59,249)	(22,984)	(4,135)	-	(402,995)
Selling expenses	(260,313)	(163,746)	(66,306)	(9,544)	-	(499,909)
Other operating (expenses) / income	(126,027)	27,253	(5,758)	155	-	(104,377)
Operating profit	2,161,609	2,250,735	287,115	16,607	-	4,716,066
Depreciation of property, plant and equipment	(245,600)	(20,170)	(92,650)	-	-	(358,420)

(1)	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 235,459 of Government subsidies.

Identifiable assets	8,284,454	3,911,169	1,410,054	61,223	-	13,666,900
Identifiable liabilities	5,991,730	1,217,863	1,120,469	17,198	-	8,347,260

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications		Total
External market	-	2,676,792	-	-	-	2,676,792
Local market	4,559,739	4,198,449	735,839	75,845	-	9,569,872

Year ended December 31, 2016
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales (1)	2,087,191	4,768,326	485,855	60,800	-	7,402,172
Intersegment revenues	71,079	-	-	-	(71,079)	-
Cost of sales	(1,068,714)	(3,218,936)	(187,815)	(31,529)	71,079	(4,435,915)
Administrative expenses	(264,821)	(32,535)	(14,734)	(3,289)	-	(315,379)
Selling expenses	(121,189)	(180,499)	(44,286)	(7,540)	-	(353,514)
Other operating (expenses) / income	(44,678)	(19,147)	(1,261)	(457)	-	(65,543)
Operating profit	658,868	1,317,209	237,759	17,985	-	2,231,821
Depreciation of property, plant and equipment	(238,844)	(16,693)	(31,261)	-	-	(286,798)

(1)	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 183,870 of National Government subsidies.

Identifiable assets	6,454,526	1,184,593	1,235,079	57,134	-	8,931,332
Identifiable liabilities	4,209,833	1,214,944	968,527	11,650	-	6,404,954

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications		Total
External market	-	1,437,902	-	-	-	1,437,902
Local market	2,087,191	3,330,424	485,855	60,800	-	5,964,270

Year ended December 31, 2015
	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications	Eliminations	Total
Revenue from sales (1)	1,013,998	2,907,770	260,600	44,201	-	4,226,569
Intersegment revenues	21,435	-	-	-	(21,435)	-
Cost of sales	(779,923)	(1,869,397)	(108,617)	(23,403)	21,435	(2,759,905)
Administrative expenses	(172,667)	(16,512)	(9,985)	(2,472)	-	(201,636)
Selling expenses	(48,082)	(155,747)	(32,889)	(4,612)	-	(241,330)
Other operating (expenses) / income	(332,997)	(2,663)	191	18	-	(335,451)
Operating profit	(298,236)	863,451	109,300	13,732	-	688,247
Depreciation of property, plant and equipment	(194,659)	(49,651)	(17,083)	-	-	(261,393)

(1)	Revenues from sales from Production and Commercialization of Liquids segment includes Ps. 126,929 of Government subsidies.

Identifiable assets	5,032,799	1,237,732	310,441	65,605	-	6,646,577
Identifiable liabilities	4,095,216	625,023	196,031	34,873	-	4,951,143

	Natural Gas Transportation	Production and Commercialization of Liquids	Other Services	Telecommunications		Total
External market	-	967,340	-	-	-	967,340
Local market	1,013,998	1,940,430	260,600	44,201	-	3,259,229